RECLAMATION OBLIGATIONS (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfReclamationObligationsLineItems [Line Items]
Current reclamation obligations	$ 802	$ 914
Noncurrent reclamation obligations	37,618	31,598
Total reclamation obligations	38,420	32,512	$ 30,064
Elliot Lake
DisclosureOfReclamationObligationsLineItems [Line Items]
Total reclamation obligations	21,523	17,987
McClean And Midwest Joint Ventures
DisclosureOfReclamationObligationsLineItems [Line Items]
Total reclamation obligations	16,875	14,503
Other
DisclosureOfReclamationObligationsLineItems [Line Items]
Total reclamation obligations	$ 22	$ 22